Summary of Significant Accounting Policies - Schedule of the aforementioned reclassifications on our consolidated balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents	¥ 322,252	$ 44,148	¥ 585,171
Short-term investments	198,562	27,203	103,175
Total current assets	720,900	98,763	777,516
Long-term investment	20,569	2,818	20,000
Total non-current assets	368,609	50,499	201,734
Total assets	¥ 1,089,509	$ 149,262	979,250
As Previously Reported
Cash and cash equivalents			694,750
Short-term investments			13,596
Total current assets			797,516
Long-term investment			0
Total non-current assets			181,734
Total assets			979,250
Adjustments
Cash and cash equivalents			(109,579)
Short-term investments			89,579
Total current assets			(20,000)
Long-term investment			20,000
Total non-current assets			20,000
Total assets			¥ 0